STOCKHOLDERS' EQUITY (Restricted Stock Issued in Acquisition) (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 2004 Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued	130,000	82,352	82,352
Weighted average fair value of restricted shares per share granted	$ 3.38	$ 3.33	$ 3.33
Fair value of awards			$ 274,000.0